NOTE 13. Schedule of activities in the Earn-Out Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Earn-Out Obligation, Beginning	$ 0	$ 73,100	$ 57,300
Increase in fair value with a charge to the consolidated statement of operations and comprehensive income (loss)	0	17,300	100,400
Reclassification of Earn-Out Obligation from a liability to equity		(90,400)	(84,600)
Earn-Out Obligation, Ending	$ 0	$ 0	$ 73,100